Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2024	31 December 2023

Property, plant and equipment owned	22 664	24 092
Property, plant and equipment leased (right-of-use assets)	2 422	2 726
Total property, plant and equipment	25 086	26 818

Summary of Property, Plant and Equipment

	30 June 2024				31 December 2023
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total

Acquisition cost
Balance at end of previous year	13 071	39 783	1 669	54 522	52 269
Effect of movements in foreign exchange	(563)	(1 803)	(106)	(2 472)	1 039
Acquisitions	6	527	911	1 444	3 890
Disposals through sale and derecognition	(16)	(575)	(2)	(592)	(1 665)
Disposals through the sale of subsidiaries	(1)	(7)	-	(8)	-
Transfer (to)/from other asset categories and other movements¹	266	1 409	(961)	714	(1 011)
Balance at end of the period	12 762	39 335	1 510	53 607	54 522

Depreciation and impairment losses
Balance at end of previous year	(5 017)	(25 414)	-	(30 430)	(28 024)
Effect of movements in foreign exchange	185	1 141	-	1 326	(594)
Depreciation	(196)	(1 580)	-	(1 776)	(3 573)
Disposals through sale and derecognition	8	542	-	549	1 533
Disposals through the sale of subsidiaries	-	4	-	4	-
Impairment losses	(2)	(99)	-	(101)	(181)
Transfer to/(from) other asset categories and other movements¹	(32)	(483)	-	(515)	409
Balance at end of the period	(5 054)	(25 889)	-	(30 943)	(30 430)

Carrying amount
at 31 December 2023	8 054	14 370	1 669	24 092	24 092
at 30 June 2024	7 708	13 446	1 510	22 664	-

1
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5
Non-current
assets held for sale and discontinued operations
and to the restatement of
non-monetary
assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	30 June 2024
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 30 June	1 586	836	2 422
Depreciation for the period ended 30 June	(216)	(183)	(399)

	31 December 2023
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 753	973	2 726
Depreciation for the year ended 31 December	(446)	(360)	(806)